Unaudited Condensed Consolidated Statements of Comprehensive (Loss) Income - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019
Revenue	$ 11,473,000	$ 6,773,000			$ 31,429,000	$ 23,517,000		$ 33,729,000		$ 30,392,000
Cost of revenue, exclusive of amortization shown below	4,065,000	3,288,000			11,812,000	10,832,000		15,560,000		15,822,000
Amortization expense	1,131,000	1,624,000			3,393,000	4,872,000		6,168,000		6,697,000
Total cost of revenue	5,196,000	4,912,000			15,205,000	15,704,000		21,728,000		22,519,000
Gross profit	6,277,000	1,861,000			16,224,000	7,813,000		12,001,000		7,873,000
Operating expenses:
Sales and marketing	9,579,000	5,138,000			25,859,000	18,467,000		25,175,000		16,097,000
Research and development	2,718,000	2,337,000			7,638,000	6,817,000		9,782,000		11,682,000
General and administrative	4,245,000	4,378,000			12,186,000	14,606,000		15,824,000		28,651,000
Depreciation and amortization	1,347,000	1,274,000			4,040,000	3,898,000		5,211,000		6,649,000
Goodwill impairment										170,000,000
Total operating expenses	17,889,000	13,127,000			49,723,000	43,788,000		55,992,000		233,079,000
Loss from continuing operations	(11,612,000)	(11,266,000)			(33,499,000)	(35,975,000)		(43,991,000)		(225,206,000)
Interest expense, net	(641,000)	(1,020,000)			(2,117,000)	(2,991,000)		(4,088,000)		(2,785,000)
Other expenses, net	(64,000)	(86,000)			(283,000)	(1,623,000)		(1,640,000)		(976,000)
Loss from continuing operations before income taxes	(12,317,000)	(12,372,000)			(35,899,000)	(40,589,000)		(49,719,000)		(228,967,000)
Income tax expense of continuing operations	(999,000)	(112,000)			(2,004,000)	(948,000)		(1,842,000)		(1,242,000)
Net loss of continuing operations	(13,316,000)	(12,484,000)			(37,903,000)	(41,537,000)		(51,561,000)		(230,209,000)
Net (loss) income of discontinued operations, net of tax	(212,000)	(875,000)			59,800,000	3,003,000		1,136,000		(265,000)
Net (loss) income	$ (13,528,000)	$ (13,359,000)			$ 21,897,000	$ (38,534,000)		$ (50,425,000)		$ (230,474,000)
Net (loss) income per share:
Net loss from continuing operations per share – basic and diluted (in Dollars per share)	$ (26,632)	$ (24,968)			$ (75,806)	$ (83,074)		$ (103,122)		$ (460,418)
Net (loss) income from discontinued operations per share – basic and diluted (in Dollars per share)	$ (424)	$ (1,750)			$ 119,600	$ 6,006		$ 2,272		$ (530)
Weighted-average shares used in computing net loss from continuing operations per share – basic and diluted (in Shares)	500	500			500	500		500		500
Weighted-average shares used in computing net (loss) income from discontinued operations per share – basic and diluted (in Shares)	500	500			500	500		500		500
Net (loss) income	$ (13,528,000)	$ (13,359,000)			$ 21,897,000	$ (38,534,000)		$ (50,425,000)		$ (230,474,000)
Other comprehensive loss:
Change in foreign currency translation	(1,074,000)	3,024,000			(1,318,000)	2,768,000		(1,116,000)		592,000
Other comprehensive (loss) income:	(1,074,000)	3,024,000			(1,318,000)	2,768,000		$ (1,116,000)		$ 592,000
Comprehensive (loss) income	(14,602,000)	(10,335,000)			$ 20,579,000	$ (35,766,000)
NEWTOWN LANE MARKETING, INCORPORATED [Member]
Operating expenses:
Selling, general and administrative	61,504	11,313	$ 75,073	$ 21,846			$ 137,714		$ 46,340
Interest expense, net	4,525	4,491	9,100	8,817			17,966		16,071
Total operating expenses	66,029	15,804	84,173	30,663			155,680		62,411
Net (loss) income	$ (66,029)	$ (15,804)	$ (84,173)	$ (30,663)			$ (155,680)		$ (62,411)
Net (loss) income per share:
Net loss from continuing operations per share – basic and diluted (in Dollars per share)	$ 0	$ 0	$ (0.01)	$ 0			$ (0.01)		$ (0.01)
Weighted-average shares used in computing net loss from continuing operations per share – basic and diluted (in Shares)	14,643,740	13,757,550	14,643,740	13,757,550			13,874,040		13,757,550
Net (loss) income	$ (66,029)	$ (15,804)	$ (84,173)	$ (30,663)			$ (155,680)		$ (62,411)